As filed with the Securities and Exchange Commission on March 5, 2009
                                    Investment Company Act File number 811-5698

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   June 30

Date of reporting period:  December 31, 2008

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
                                                               600 FIFTH AVENUE,
TAX EXEMPT PROCEEDS FUND, INC.                                NEW YORK, NY 10020
                                                                  (212) 830-5200
================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on December 4, 2008, to approve the extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through April 30, 2009. The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

     o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

     o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

     o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

     o    in  the  event  a  customer  closes  their  account  with  a  fund  or
          broker/dealer,   any  future  investment  in  the  fund  will  not  be
          guaranteed;

Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 34 years.

Sincerely,

/S/ Michael P. Lydon

Michael P. Lydon
President

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008
(UNAUDITED)
================================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------
                                             Beginning Account     Ending Account     Expenses Paid     Annualized Expense
                                               Value 7/01/08       Value 12/31/08   During the Period *       Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                          $1,000.00            $1,009.10           $2.03               0.40%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)        $1,000.00            $1,023.19           $2.04               0.40%
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (July 1, 2008 through December 31, 2008), multiplied by 184/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity  Interest     Value             Standard
  Amount                                                                         Date       Rate      (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Tax Exempt Commercial Paper (1.73%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,250,000 Harris County, TX - Series C                                       03/11/09    1.00%   $  2,250,000      P-1      A-1+
------------                                                                                        ------------
   2,250,000 Total Tax Exempt Commercial Paper                                                         2,250,000
------------                                                                                        ------------

Tax Exempt General Obligation Notes & Bonds (16.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,000,000 Commonwealth of Puerto Rico TRAN - Series 2009A-4
             LOC KBC Bank N.V.                                                  07/30/09    2.39%   $  3,014,505     MIG-1    SP-1+
   3,000,000 Davis County, UT Board of Education of Davis School District,
             TAN - Series 2008                                                  06/30/09    1.78       3,017,732     MIG-1
   4,000,000 Linn County, IA General Fund Cash Flow Anticipation Notes
             - Series 2008A                                                     06/30/09    1.75       4,009,712     MIG-1
   2,000,000 Mequon-Thiensville School District, WI TRAN                        09/04/09    1.80       2,022,510     MIG-1
   1,500,000 State of Idaho TAN - Series 2008                                   06/30/09    1.72       1,509,302     MIG-1    SP-1+
   3,000,000 State of Oregon Full Faith and Credit TAN -  Series 2008A          06/30/09    1.70       3,018,900     MIG-1    SP-1+
   5,312,610 Town of Hull, MA (High School and Jacobs School) BAN               07/09/09    1.78       5,332,055              SP-1+
------------                                                                                        ------------
  21,812,610 Total Tax Exempt General Obligation Notes & Bonds                                        21,924,716
------------                                                                                        ------------

Variable Rate Demand Instruments (b) (81.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,035,000 Alachua County, FL IDRB
             (Oak Hall Private School, Inc. Project) - Series 2007
             LOC SunTrust Bank                                                  07/01/31    1.32%   $  1,035,000    VMIG-1
   4,000,000 City of Aurora, CO Cornerstar Metropolitan District - Series 2007
             LOC Compass Bank                                                   12/01/37    1.25       4,000,000               A-1
   1,700,000 City of Birmingham, AL Special Care Facilities Financing Authority RB
             (United Cerebral Palsy of Greater Birmingham Inc. Project) - Series 2006
             LOC AmSouth Bank                                                   12/01/19    1.75       1,700,000    VMIG-1
   3,000,000 City of Cohasset, MN RB
             (Minnesota Power & Light Company Project) - Series 1997A
             LOC LaSalle Bank N.A.                                              06/01/20    1.20       3,000,000               A-1+
     300,000 City of Montgomery, AL IDB
             Pollution Control & Solid Waste Disposal Revenue Refunding Bonds
             (General Electric Company Project) - Series 2005                   05/01/21    0.95         300,000    VMIG-1     A-1+
   3,000,000 Colorado Health Facilities Authority HRB
             (Boulder Community Hospital Project) - Series 2000
             LOC JP Morgan Chase Bank, N.A.                                     10/01/30    0.92       3,000,000    VMIG-1     A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity  Interest     Value             Standard
  Amount                                                                         Date       Rate      (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
             (Oasbo Expanded Asset Pooled Financing Program) - Series 2006
             LOC U.S. Bank N.A.                                                 12/01/36    1.20%   $  5,000,000    VMIG-1
   4,625,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
             LOC Key Bank N.A.                                                  03/01/32    1.65       4,625,000    VMIG-1
   6,900,000 Delaware State EDA RB (Delaware Hospice Inc. Project) - Series 2007
             LOC Wilmington Trust                                               02/01/32    1.25       6,900,000    VMIG-1
   4,000,000 Development Authority of Fulton County, GA RB
             (Piedmont Healthcare, Inc. Project) - Series 2007
             LOC SunTrust Bank                                                  06/01/37    0.85       4,000,000    VMIG-1
   4,430,000 Dutchess County, NY IDA Civic Facility RB
             (Marist College Civic Facility) - Series 1999A
             LOC JP Morgan Chase Bank, N.A.                                     07/01/28    1.00       4,430,000               A-1+
   2,000,000 Florida Housing Finance Corporation
             Multifamily Housing Revenue Refunding Bonds
             (Charleston Landing Apartments) - Series 2001 I-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31    1.15       2,000,000               A-1+
   2,250,000 Florida Housing Finance Corporation
             Multifamily Housing Revenue Refunding Bonds
             (Island Club Apartments) - Series 2001J-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31    1.15       2,250,000               A-1+
   2,800,000 Harris County Health Facilities Development Corporation
             (St. Luke Episcopal Hospital) - Series 2001B                       02/15/31    1.10       2,800,000               A-1+
   2,000,000 Highlands County, FL Health Facilities Authority RB (Adventist Health
             System/Sunbelt, Inc. Accounts Receivable Program) - Series 1996A-4
             LOC SunTrust Bank                                                  11/15/27    1.35       2,000,000    VMIG-1     A-1+
   3,400,000 Illinois Development Finance Authority RB
             (Glenwood School For Boys) - Series 1998
             LOC Harris Trust & Savings Bank                                    02/01/33    1.15       3,400,000               A-1+
   2,975,000 Illinois Financial Authority RB
             (Riverside Health System) - Series 2004
             LOC JP Morgan Chase Bank, N.A.                                     11/15/29    0.80       2,975,000    VMIG-1     A-1+
   2,800,000 Iowa Higher Education Loan Authority Private College Facility RB
             (University of Dubuque Project) - Series 2007
             LOC Northern Trust Company                                         04/01/35    1.35       2,800,000               A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity  Interest     Value             Standard
  Amount                                                                         Date       Rate      (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    400,000 Jacksonville Health Facilities Authority Hospital RB
             (Baptist Medical Center Project) - Series 2003C
             LOC Bank of America, N.A.                                          08/15/33    0.90%   $    400,000               A-1+
   1,310,000 Jefferson County, KY Industrial Building RB
             (Seven Counties Services, Inc. Project) - Series 1999A
             LOC Fifth Third Bank                                               01/01/19    2.25       1,310,000      P-1      A-1+
   2,000,000 Marion County, FL IDA  Multifamily Housing Revenue Refunding Bonds
             (Chambrel at Pinecastle Project) - Series 2002
             Guaranteed by Federal National Mortgage Association                11/15/32    1.15       2,000,000               A-1+
   1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH
             Hospital Facilities RB - Series 2005
             (Commuinity Memorial Hospital of Hicksville)
             LOC Fifth Third Bank                                               12/01/37    3.37       1,500,000      P-1      A-1+
   6,000,000 Maryland Health and Higher Educational Facilities Authority RB
             (University of Maryland Medical System Issue) - Series 2007A
             LOC Wachovia Bank, N.A.                                            07/01/34    1.90       6,000,000    VMIG-1     A-1+
   1,300,000 Massachusetts Development Finance Agency RB
             (Harvard University) - Series 2006B-1                              07/15/36    0.75       1,300,000    VMIG-1     A-1+
   4,900,000 Massachusetts HEFA RB Pool Loan Program Issue - Series 2008N
             LOC TD BankNorth, N.A.                                             02/01/38    1.35       4,900,000               A-1+
   3,000,000 Missouri State Health & Educational Facilities Authority RB
             (Ranken Technical College) - Series 2007
             LOC Northern Trust Company                                         11/15/31    1.35       3,000,000               A-1+
   3,560,000 Multnomah County, Oregon Higher Educaition RB
             (Concordia University Portland Project) - Series 1999
             LOC Key Bank, N.A.                                                 12/01/29    3.10       3,560,000    VMIG-1
   1,200,000 New Ulm, MN Hospital Facility RB
             (Health Central Systems Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                         08/01/14    0.90       1,200,000               A-1+
   1,700,000 New York City TFA Recovery Bond- Fiscal 2003 Sub-Series 2A         11/01/22    1.15       1,700,000    VMIG-1     A-1+
   1,500,000 New York City, NY GO - Fiscal 1994 - Sub-Series A-4
             LOC Bayerische Landesbank                                          08/01/22    1.05       1,500,000    VMIG-1     A-1+
   1,600,000 Newport City,  KY League of Cities Funding Trust Lease Program RB
             - Series 2002
             LOC US Bank, N. A.                                                 04/01/32    1.35       1,600,000    VMIG-1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity  Interest     Value             Standard
  Amount                                                                         Date       Rate      (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,275,000 North Carolina Capital Facilities Finance Agency Capital Facilities RB
             (The Mental Health Association in North Carolina, Inc. Project) - Series 2007
             LOC Branch Banking & Trust Company                                 02/01/27    1.25%   $  2,275,000      P-1      A-1+
   3,700,000 Palm Beach County, FL Educational Facilities Authority RB
             (Lynn University Project) - Series 2001
             LOC Bank of America, N.A.                                          11/01/21    1.20       3,700,000      P-1      A-1+
   3,000,000 Panama City, FL Bay Medical Center HRB - Series 2007B
             LOC Regions Bank                                                   10/01/27    2.50       3,000,000    VMIG-1
   6,400,000 Parish of East Baton Rouge, LA
             Pollution Control Revenue Refunding Bonds
             (Exxon Project) - Series 1989                                      11/01/19    0.80       6,400,000      P-1      A-1+
   2,000,000 St. Lucie County, FL Pollution Control Revenue Refunding Bonds
             (Florida Power & Light Company Project) - Series 2000              09/01/28    1.12       2,000,000    VMIG-1     A-1+
   2,000,000 Washington State Housing Finance Commission Nonprofit Housing RB
             (Mirabella Project) - Series 2006A
             LOC HSH Nordbank AG                                                03/01/36    1.65       2,000,000               A-1
------------                                                                                        ------------
105,560,000  Total Variable Rate Demand Instruments                                                  105,560,000
------------                                                                                        ------------
             Total Investments (99.66%) (Amortized cost $129,734,716*)                               129,734,716
             Cash and Other Assets, Net of Liabilities (0.34%)                                           437,170
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $130,171,886
                                                                                                    ============

* Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.










--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================
FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Revenue Bond
   EDA      =   Economic Development Authority                LOC      =   Letter of Credit
   GO       =   General Obligation                            RB       =   Revenue Bond
   HEFA     =   Health and Educational Facilities Authority   TAN      =   Tax Anticipation Note
   HRB      =   Hospital Revenue Bond                         TFA      =   Transitional Finance Authority
   IDA      =   Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Note
   IDB      =   Industrial Development Board


BREAKDOWN OF HOLDINGS BY MATURITY DATE
----------------------------- --------------------------- ----------------------
   Securities Maturing in               Value                  % of Portfolio
----------------------------- --------------------------- ----------------------
Less than 31 days                    $105,560,000                   81.37%
31 through 60                                 -0-                    0.00
61 through 90                           2,250,000                    1.73
91 through 120                                -0-                    0.00
121 through 180                               -0-                    0.00
Over 180 days                          21,924,716                   16.90
----------------------------- --------------------------- ----------------------
Total                                $129,734,716                  100.00%
----------------------------- --------------------------- ----------------------




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
DECEMBER 31, 2008
(UNAUDITED)
================================================================================

---------------------------- ------------------------------ ---------------------------
          States                         Value                    % of Portfolio
---------------------------- ------------------------------ ---------------------------
Alabama                                 $2,000,000                        1.54%
California                               6,400,000                        4.93
Colorado                                 7,000,000                        5.40
Delaware                                 6,900,000                        5.32
Florida                                 18,385,000                       14.17
Georgia                                  4,000,000                        3.08
Idaho                                    1,509,302                        1.16
Illinois                                 6,375,000                        4.92
Iowa                                     6,809,712                        5.25
Kentucky                                 2,910,000                        2.24
Maryland                                 6,000,000                        4.63
Massachusetts                           11,532,055                        8.89
Minnesota                                4,200,000                        3.24
Missouri                                 3,000,000                        2.31
New York                                 7,630,000                        5.88
North Carolina                           2,275,000                        1.75
Ohio                                    11,125,000                        8.58
Oregon                                   6,578,900                        5.07
Puerto Rico                              3,014,505                        2.32
Texas                                    5,050,000                        3.89
Utah                                     3,017,732                        2.33
Washington                               2,000,000                        1.54
Wisconsin                                2,022,510                        1.56
---------------------------- ------------------------------ ---------------------------
Total                                 $129,734,716                      100.00%
---------------------------- ------------------------------ ---------------------------














--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
(UNAUDITED)
================================================================================

ASSETS

  Investments in securities, at amortized cost (Note 1)......................................      $    129,734,716
  Receivable for fund shares sold............................................................               214,577
  Accrued interest receivable................................................................               350,654
  Other receivable...........................................................................                   127
                                                                                                    ---------------
       Total assets..........................................................................           130,300,074
                                                                                                    ---------------

LIABILITIES

  Due to custodian...........................................................................                83,221
  Payable to affiliates (Note 2).............................................................                44,604
  Dividends payable..........................................................................                   363
                                                                                                    ---------------
       Total liabilities.....................................................................               128,188
                                                                                                    ---------------
  Net assets.................................................................................      $    130,171,886
                                                                                                    ===============


SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 4)....................................      $    130,171,886
  Accumulated net realized losses............................................................                   -0-
                                                                                                    ---------------
  Net assets.................................................................................      $    130.171,886
                                                                                                    ===============

Net asset value, per share (Note 4)..........................................................      $           1.00
                                                                                                    ===============

   ($130,171,886 applicable to 130,173,958 shares outstanding)




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF OPERATIONS
FOR SIX MONTHS ENDED DECEMBER 31, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:

Interest income..............................................................................      $      1,489,197

Expenses: (Note 2)

 Investment management fee...................................................................              (272,495)
                                                                                                    ---------------
Net investment income........................................................................             1,216,702



REALIZED GAIN ON INVESTMENTS

Net realized gain on investments.............................................................                   -0-
                                                                                                    ---------------
Increase in net assets from operations.......................................................      $      1,216,702
                                                                                                    ===============


















--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                      Six Months Ended                 Year
                                                                      December 31, 2008               Ended
                                                                          (Unaudited)             June 30, 2008
                                                                       ---------------          ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     1,216,702         $     3,995,920
    Net realized gain on investments.................................               -0-                     292
                                                                        ---------------         ---------------
    Increase in net assets from operations...........................         1,216,702               3,996,212
Dividends to shareholders from net investment income*................        (1,216,702)             (3,995,920)
Capital share transactions (Note 4)..................................       (44,258,852)            (14,649,716)
                                                                        ---------------         ---------------
        Total increase (decrease)....................................       (44,258,852)            (14,649,424)
Net assets:
    Beginning of period..............................................       174,430,738             189,080,162
                                                                        ---------------         ---------------
    End of period....................................................   $   130,171,886         $   174,430,738
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============

* Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940" Act"). This Fund is a short term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Securities Transactions and Investment Income -
     Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     d) Dividends and Distributions -
     Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     e) Accounting Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)

     f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     g) Other Risks -
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.


2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

As of December 31, 2008, the amount Payable to affiliates included in the Statement of Assets and Liabilities is broken down as follows:

       Fee Type                     Affiliate                           Amount
       --------                     ---------                           ------
     Management fee                 Manager                             $44,604

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

Directors of the Fund not affiliated with the Manager receive from the Fund (fee is paid by the Manager from its management fee) an annual retainer of $1,250 and a fee of $450 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting.

As of December 31, 2008, no Directors or officers had investments in the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended December 31, 2008, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses.

  Purchases........................................         $ 87,260,000
  Sales............................................           95,395,000
   Gain/(Loss).....................................                  -0-


4. Capital Stock

At December 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                    Six Months Ended                         Year Ended
                                                    December 31, 2008                      June 30, 2008
                                                    -----------------                      -------------
                                              Net Assets         Shares           Net Assets          Shares
                                           ---------------  ---------------     ---------------  ---------------
Sold...................................... $   449,089,377      449,089,377      $  894,366,235      894,366,235
Issued on reinvestment of dividends.......       1,218,612        1,218,612           3,981,305        3,981,305
Redeemed..................................    (494,569,844)    (494,569,844)       (912,997,256)    (912,997,256)
Additional paid-in-capital*...............           3,003              -0-                 -0-              -0-
                                           ---------------  ---------------     ---------------  ---------------
     Net increase (decrease).............. $   (44,258,852)     (44,261,855)     $  (14,649,716)     (14,649,716)
                                           ===============  ===============     ===============  ===============

* During the period ended December 31, 2008, Reich & Tang Services, Inc. ("TA"), allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.


5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At June 30, 2008, the Fund did not have any capital loss carryforward.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on July 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:


Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of December 31, 2008:

Valuation Inputs                               Investment in Securities
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs        129,734,716
Level 3 - Significant Unobservable Inputs                    -0-
                                                 ---------------
Total                                              $ 129,734,716
                                                 ===============

For the period ended December 31, 2008, there were no level 1 or 3 investments.


7. Temporary Guarantee Program for Money Market Funds

While the Fund has not experienced difficulties in maintaining its $1.00 share price, and does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

8. Financial Highlights

                                                Six Months Ended                           Year Ended June 30,
                                                December 31, 2008
                                                    (Unaudited)         2008         2007         2006         2005        2004
                                                     --------        --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.                $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     --------        --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income............                    0.009           0.026        0.032        0.025        0.014        0.006
Less distributions from:
  Dividends from net investment income                (0.009)         (0.026)      (0.032)      (0.025)      (0.014)      (0.006)
                                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period.......                $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     ========        ========     ========     ========     ========     ========
Total Return.........................                   0.91%(a)        2.68%        3.27%        2.57%        1.36%        0.60%
Ratios/Supplemental Data
Net assets, end of period (000's)....               $130,172        $174,431     $189,080     $155,258     $150,784     $170,362
Ratios to average net assets:
  Expenses...........................                   0.40%(b)        0.40%        0.40%        0.40%        0.40%        0.40%
  Net investment income..............                   1.79%(b)        2.67%        3.23%        2.55%        1.34%        0.59%

(a)      Not annualized
(b)      Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 25, 2008, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board considered the following factors:


     1)   The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the compensation of all officers, Directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board evaluated these factors based on its direct experience with the Manager and in consultation with Paul Hastings. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel;
(ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

     2)   The performance of the Corporation and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended June 30, 2008. The Performance Peer Groups were comprised of: (i)the Corporation and thirteen other retail no-load tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and eleven other institutional tax-exempt money market funds, (iii) the Corporation and all other retail tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution, and (iv) the Corporation and all other institutional tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. The Board noted that the performance of the Corporation was satisfactory.

In connection with its assessment of the overall performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.

In connection with the Board's consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against the advisory fees charged to funds in the Expense Peer Groups and the Corporation's management fee (which includes payment for administrative services as well as investment advisory services) against fees covering both advisory and administrative services charged by the funds in the Expense Peer Groups. The Board also considered comparative total fund expenses of the Corporation and the Expense Peer Groups. The Expense Peer Groups were comprised of: (i)the Corporation and thirteen other retail no-load tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and eleven other institutional tax-exempt money market funds, and (iii) the Corporation and all other retail tax-exempt money market funds in the Lipper universe, excluding outliers. The Board used this fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although the Board acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of the Corporation's management fee was reasonable when compared to the advisory fees and combined advisory and administrative fees of the Expense Peer Groups and noted that its gross expense ratio was the lowest among the thirteen other retail no-load tax-exempt money market funds, as classified by Lipper. The Board further observed that the total



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

expense ratio of the Corporation was satisfactory when compared to the expense ratio of the funds in the Expense Peer Groups. The Board also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation's. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2007. The

Board  considered   revenues  received  by  the  Manager  with  respect  to  the
Corporation and also reviewed the revenues derived by the Manager and its affiliates from the fund complex as a whole. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

The Board reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth in the future; however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors.

In addition to the above factors, the Board also observed that under the Investment Management Contract the Manager bears the cost of, or reimburses the Corporation for, all other expenses of the Corporation. The Board also discussed the unique services the Corporation offers its governmental shareholders and the operational aspects of these services, specifically created by the Manager for the unique needs of these types of shareholders.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of the services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.





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-----------------------------------------------
This report is  submitted for    the   general
information of the  shareholders  of the Fund.                       TAX EXEMPT
It is  not    authorized for   distribution to                         PROCEEDS
prospective   investors  in the    Fund unless                       FUND, INC.
preceded  or   accompanied   by an   effective
prospectus,  which   includes      information
regarding theFund's objectives and   policies,
experience of its management, marketability of
shares, and other information.
-----------------------------------------------
Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.                             Semi-Annual Report
     600 Fifth Avenue                                         December 31, 2008
     New York, New York 10020                                       (Unaudited)


Distributor
     Reich & Tang Distributors, Inc.
     600 Fifth Avenue
     New York, New York 10020

Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:    Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

                               /s/ Christine Manna
 By (Signature and Title)*_____________________________________________________
                                    Christine Manna, Secretary

Date: March 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: March 5, 2009
                         /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: March 5, 2009

* Print the name and title of each signing officer under his or her signature.